Equity - Summary of issuances and conversations of shares (Details) - shares		12 Months Ended
	Dec. 07, 2020	Dec. 31, 2021	Dec. 31, 2020
Disclosure of classes of share capital [line items]
Beginning balance		559,058,965	551,800,326
Transfer of classes		0	0
Follow on offering			7,258,639
Issuance of shares		489,759
Ending balance		559,548,724	559,058,965
Class A Common Share
Disclosure of classes of share capital [line items]
Beginning balance		377,764,985	354,181,346
Transfer of classes		45,898,991	16,325,000
Follow on offering			7,258,639
Issuance of shares	7,130,435	489,759
Ending balance		424,153,735	377,764,985
Class B Common Shares
Disclosure of classes of share capital [line items]
Beginning balance		181,293,980	197,618,980
Transfer of classes		(45,898,991)	(16,325,000)
Follow on offering			0
Issuance of shares		0
Ending balance		135,394,989	181,293,980